Summary of significant accounting policies (Details 3) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) segment	Dec. 31, 2014 CNY (¥)
Warranty cost
Guarantee for defects in materials and workmanship	10 years
Warranty period of solar modules against decline of more than 10% of initial power generation capacity	10 years
Warranty period of solar modules against decline of more than 20% of initial power generation capacity	25 years
Minimum percentage of decline in initial minimum power generation capacity for 10 years	10.00%
Minimum percentage of decline in initial minimum power generation capacity for 25 years	20.00%
Warranty accrual rate as a percent of solar module revenue	1.00%
Segment reporting
Number of segments | segment	2
Recent accounting pronouncements
Debt issuance cost	¥ 0
Current portion of deferred tax assets	139,143	¥ 90,169
Current portion of deferred tax liability	¥ 0